Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
Net earnings attributable to shareholders of Fairfax	$ 2,004.1	$ 376.0
Preferred share dividends	(45.8)	(45.1)
Net earnings attributable to common shareholders – basic and diluted	$ 1,958.3	$ 330.9
Weighted average common shares outstanding – basic (in shares)	26,901,184	27,505,896
Share-based payment awards (in shares)	1,159,352	890,985
Weighted average common shares outstanding – diluted (in shares)	28,060,536	28,396,881
Net earnings per common share – basic (in dollars per share)	$ 72.80	$ 12.03
Net earnings per common share – diluted (in dollars per share)	$ 69.79	$ 11.65